Digital assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Digital Assets [Abstract]
Schedule of digital assets

	As at
	December 31, 2022	December 31, 2021
Balance, beginning of the period	1,718	—
Additions	—	1,250
Revaluation (loss) gain on digital assets through other comprehensive income	(468)	468
Revaluation loss on digital assets through net income (loss)	(625)	—
Disposals	(625)	—

Balance, end of the period	—	1,718